Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Liabilities

All figures in£ millions	2020	2019
Trade payables	340	358
Sales return liability	86	122
Social security and other taxes	17	13
Accruals	290	295
Deferred income	356	360
Interest payable	30	28
Other liabilities	157	188

	1,276	1,364
Less: non-current portion
Deferred income	52	55
Other liabilities	28	31

	80	86

Current portion	1,196	1,278